STATEMENT OF FINANCIAL POSITION - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
CURRENT
Cash and cash equivalents		R$ 4,195,713	R$ 4,007,257
Short-term investments		1,800,439	1,978,740
Trade accounts receivable		3,502,399	3,476,359
Inventories		4,516,874	5,403,526
Recoverable taxes		911,410	1,029,625
Income tax and social contribution		196,143	446,418
Derivative financial instruments		235,114	81,159
Other current assets		763,384	912,160
Current assets other than assets held for sale		16,121,476	17,335,244
Assets held for sale		51	52,921
Total current assets		16,121,527	17,388,165
NON-CURRENT
Recoverable taxes		1,356,868	1,349,624
Deferred income tax and social contribution	[1]	3,519,515	3,100,515
Judicial deposits		457,550	585,284
Derivative financial instruments		773,251	893,970
Short-term investments		35,235	36,921
Other non-current assets		1,252,437	1,763,051
Total noncurrent assets		7,394,856	7,729,365
Property, plant and equipment		4,966,150	5,377,408
Intangible		23,260,970	26,857,583
Right of use		2,941,887	3,095,969
Total non-current assets		38,563,863	43,060,325
TOTAL ASSETS		54,685,390	60,448,490
CURRENT
Borrowings, financing and debentures		331,151	945,069
Lease		878,448	1,005,523
Trade accounts payable and reverse factoring operations		6,375,930	6,770,579
Dividends and interest on shareholders' equity payable		260	180,772
Payroll, profit sharing and social charges		1,276,977	1,255,348
Tax liabilities		828,125	766,430
Income tax and social contribution		70,294	272,798
Derivative financial instruments		1,613,968	458,492
Provision for tax, civil and labor risks		463,655	230,097
Other current liabilities		1,499,060	1,716,110
Total current liabilities		13,337,868	13,601,218
NON-CURRENT
Borrowings, financing and debentures		13,261,135	11,771,763
Lease		2,392,289	2,542,339
Payroll, profit sharing and social charges		26,152	53,748
Tax liabilities		117,358	114,797
Deferred income tax and social contribution	[1]	934,414	994,041
Income tax and social contribution		448,532	773,058
Derivative financial instruments		191,274
Provision for tax, civil and labor risks		873,618	1,088,345
Other non-current liabilities		751,566	942,456
Total non-current liabilities		18,996,338	18,280,547
TOTAL LIABILITIES		32,334,206	31,881,765
SHAREHOLDERS' EQUITY
Capital stock		12,484,424	12,481,683
Treasury shares		(262,360)	(151,342)
Capital reserves		10,540,885	10,478,804
Legal profit reserve			871,223
Accumulated losses		(1,994,555)
Other comprehensive income		1,564,340	4,865,202
Shareholders' equity attributed to the Company's shareholders		22,332,734	28,545,570
Non-controlling interest in shareholders' equity of subsidiaries		18,450	21,155
Total shareholders' equity		22,351,184	28,566,725
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		R$ 54,685,390	R$ 60,448,490

[1]	Balance as presented in the balance sheet including the jurisdictional netting effects of deferred tax assets and liabilities of the same nature, originating in the same taxpayer and taxing authority. As of the year-end of 2021, Parent’s deferred tax assets were unrecognized and as a result, no deferred tax assets and/or liabilities were recognized.